Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2012	2013	2014
		$	$
Share options	1,437,201	205,699	1,464,233
Non-vested restricted shares	2,561,347	5,040,248	3,834,496
Total share-based compensation	3,998,548	5,245,947	5,298,729

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2012	2013	2014
Average risk-free rate of return	2.00%	1.55%	1.89%
Weighted average expected option life	5.3 years	5.6 years	6.0 years
Estimated volatility	53.7%	80.5%	82.2%
Average dividend yield	Nil	1.90%	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2014:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2014	266,915	13.23	6.3 years	7,356,916
Granted	407,667	27.87
Exercised	(128,457)	5.43
Forfeited	(40,869)	18.19
Converted to restricted shares	(19,375)	37.03
Outstanding as of December 31, 2014	485,881	26.21	8.4 years	9,076,068
Vested and expected to vest as of December 31, 2014	410,958	26.21	8.4 years	7,676,538
Exercisable as of December 31, 2014	192,329	23.76	6.9 years	3,623,721

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2014 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2014	555,282	11.90
Granted	83,000	27.81
Vested	(278,779)	12.71
Forfeited	(118,561)	19.66
Converted from options	19,375	31.64
Non-vested as of December 31, 2014	260,317	14.03